Net (Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Net (Loss)/Earnings Per Share
20. NET (LOSS)/EARNINGS PER SHARE
Basic and diluted net (loss)/earnings per share for each of the years presented were calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss	(640,295)	(229,838)	(92,053)

Net loss attributable to non-controlling interests shareholders	25,520	9,383	300
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	—	672,170
Deemed dividend to convertible redeemable preferred share shareholders due to modifications	—	—	(5,940)
Net accretion on convertible redeemable preferred shares to redemption value	(396,716)	(9,452)	(290,543)

Net (loss)/income attributable to ordinary shareholders – Basic	(1,011,491)	(229,907)	283,934
Dilution effect from deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	—	(672,170)
Dilution effect from deemed dividend to convertible redeemable preferred share shareholders due to modifications	—	—	5,940
Dilution effect from net accretion on convertible redeemable preferred shares to redemption value	—	—	290,543

Net loss attributable to ordinary shareholders - dilute d	(1,011,491)	(229,907)	(91,753)
Denominator:
Weighted average number of ordinary shares - basic	47,315,140	48,781,392	97,788,561
Weighted average number of ordinary shares from assumed conversion of the convertible redeemable preferred shares	—	—	70,363,864

Weighted average number of ordinary shares - diluted	47,315,140	48,781,392	168,152,425

Net (loss)/income per share attributable to ordinary shareholders:
- Basic	(21.38)	(4.71)	2.90
- Diluted	(21.38)	(4.71)	(0.55)
Basic net (loss)/earnings per share is computed using the weighted average number of ordinary shares outstanding and vested RSUs during the period. Diluted net (loss)/earnings per share is computed using the weighted average number of ordinary shares, vested RSUs and dilutive potential ordinary shares outstanding during the period.
For the years ended December 31, 2022, 2023 and 2024, the Company had potential ordinary shares, including convertible redeemable preferred shares, restricted shares and RSUs. Assumed conversion of the restricted shares and RSUs have not been reflected in the dilutive calculations for the years ended December 31, 2022, 2023 and 2024, pursuant to ASC 260, “Earnings Per Share”, due to the anti-dilutive effect. The weighted-average numbers of restricted shares excluded from the calculation of diluted net (loss)/income per share of the Company were

1,115,899
,
376,692
and
nil
for the years ended December 31, 2022, 2023 and 2024, respectively (Note 19). The weighted-average numbers of RSUs excluded from the calculation of diluted net (loss)/income per share of the Company were
161,133
and
516,522
and
325,010
for the years ended December 31, 2022, 2023 and 2024, respectively (Note 19). Assumed conversion of the convertible redeemable preferred shares have not been reflected in the dilutive calculations for the years ended December 31, 2022 and 2023, pursuant to ASC 260, “Earnings Per Share”, due to the anti-dilutive effect. The weighted-average numbers of convertible redeemable preferred shares excluded from the calculation of diluted net (loss)/income per share of the Company were 109,481,969 and 109,481,969 for the years ended December 31, 2022 and 2023 (Note 1
8
).